Balances and Transactions in Foreign Currencies - Transactions (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Raw materials and consumables used			$ 115,542	$ 84,984	$ 42,014
Interest expense	$ 883		14,916	15,853	16,630
All Currencies Other Than Peso
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			16,395	7,024	4,282
Other Operating Revenues			5,984	2,081	2,121
Raw materials and consumables used			21,991	25,500	20,090
Interest expense			1,554	2,637	4,837
Consulting Fees			1,597	1,038	843
Asset Acquisitions			43	47	188
Share Disposition			3,120
Other			5,033	5,024	2,973
U.S. dollars
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			13,322	6,373	4,261
Other Operating Revenues			5,981	2,080	2,107
Raw materials and consumables used			21,806	25,247	20,009
Interest expense			1,266	2,411	3,466
Consulting Fees			815	1,011	826
Asset Acquisitions			40	44	180
Share Disposition			0
Other			5,022	4,245	2,908
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			3,064	651	14
Other Operating Revenues			1	1
Raw materials and consumables used			185	253	81
Interest expense			288	226	1,371
Consulting Fees			782	11	16
Asset Acquisitions			0	3	8
Share Disposition			3,120
Other			11	779	1
Other currencies
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues				0	7
Other Operating Revenues				0	14
Raw materials and consumables used					0
Interest expense					0
Consulting Fees			0	16	1
Asset Acquisitions			3
Share Disposition			$ 0
Other				$ 0	$ 64

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3